Acquisitions (Tables)	9 Months Ended
Jun. 30, 2024
Acquisitions [Abstract]
Schedule of Purchase Consideration and Allocation	The following table summarizes the amount of the aggregate purchase consideration and the preliminary allocation to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values, of which the valuation of intangible assets is subject to finalization:
Purchase consideration:
Common stock issued to seller	$7,682
Cash consideration (at present value)	1,836
$9,518
Allocation:
Cash	$420
Accounts receivable	286
Inventory	1,146
Other current assets	5
Property and equipment	275
Operating lease right-of-use asset	192
Intangible asset – customer relationships	7,400
Intangible asset – developed technology	300
Intangible asset – trade name	200
Goodwill	4,447
Accounts payable	(1,647)
Accrued expenses	(174)
Deferred revenue	(1,448)
Operating lease liability	(192)
Deferred tax liability	(1,692)
$9,518

The following table summarizes the amount of the aggregate purchase consideration and the preliminary allocation to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values, of which the valuation of intangible assets is subject to finalization:

Purchase consideration:
Contingently redeemable common stock issued to seller	$8,856
Cash consideration (at present value)	2,041
$10,897
Allocation:
Cash	$45
Accounts receivable	387
Inventory	155
Other current assets	7
Property and equipment	107
Other assets	30
Intangible asset – customer relationships	6,100
Intangible asset – backlog	300
Intangible asset – trade name	100
Goodwill	5,542
Accounts payable	(227)
Accrued expenses	(263)
Deferred tax liability	(1,386)
$10,897

Schedule of Unaudited Pro Forma Net Revenues and Net Income (Loss)	The unaudited pro forma information is presented for informational purposes only and is not necessarily indicative of future operations or results had the acquisitions occurred on October 1, 2022.
	Three months ended June 30,		Nine months ended June 30,
	2024	2023	2024	2023
Net revenue	$2,014	$2,798	$7,314	$6,358
Net loss	(8,407)	(10,484)	(9,628)	(33,293)